Stockholders' Deficit and Redeemable Convertible Series B and Series C Preferred Stock (Details 2) - Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Volatility factor		75.00%
Weighted-average fair value of options granted during the periods		$ 2.69
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.65%
Expected term (years)		6 years 3 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.85%
Expected term (years)		6 years 6 months